Supplemental Oil and Gas Reserve Information (Unaudited) (Estimated Quantities of Proved Reserves) (Detail)	12 Months Ended
	Dec. 31, 2016 Boe bbl	Dec. 31, 2015 Boe bbl
Production	(66,600)
Crude Oil [Member]
Beginning	1,489,912	2,954,738
Revisions of previous estimates	(898,880)	(1,151,550)
Sales of minerals in place	0	(217,032)
Production	(58,123)	(96,244)
Ending	532,909	1,489,912
Crude Oil [Member] | Proved Developed Reserves [Member]
Beginning	1,287,028	2,214,038
Revisions of previous estimates	(898,880)	(629,480)
Sales of minerals in place	0	(201,286)
Production	(58,123)	(96,244)
Ending	330,025	1,287,028
Crude Oil [Member] | Proved Undeveloped Reserve [Member]
Beginning	202,884	740,700
Revisions of previous estimates	0	(522,070)
Sales of minerals in place	0	(15,746)
Production	0	0
Ending	202,884	202,884
Natural Gas Liquids [Member]
Beginning	47,345	89,250
Revisions of previous estimates	(3,670)	(35,860)
Production	(528)	(6,045)
Ending	43,237	47,345
Natural Gas Liquids [Member] | Proved Developed Reserves [Member]
Beginning	47,345	89,250
Revisions of previous estimates	(3,670)	(35,860)
Production	(528)	(6,045)
Ending	43,237	47,345
Natural Gas Liquids [Member] | Proved Undeveloped Reserve [Member]
Beginning	0	0
Revisions of previous estimates	0	0
Production	0	0
Ending	0	0
Natural Gas [Member]
Beginning	6,225,409	8,137,159
Revisions of previous estimates	(108,849)	(1,723,342)
Production	(47,554)	(188,408)
Ending	6,069,287	6,225,409
Natural Gas [Member] | Proved Developed Reserves [Member]
Beginning	3,195,895	4,469,845
Revisions of previous estimates	(108,849)	(1,085,542)
Production	(47,554)	(188,408)
Ending	3,039,673	3,195,895
Natural Gas [Member] | Proved Undeveloped Reserve [Member]
Beginning	3,029,514	3,667,314
Revisions of previous estimates	100	(637,800)
Production	0	0
Ending	3,029,614	3,029,514
Oil Equivalents [Member]
Beginning | Boe	2,574,860	4,400,180
Revisions of previous estimates | Boe	(920,592)	(1,474,634)
Production | Boe	(66,578)	(133,690)
Ending | Boe	1,587,690	2,574,860
Oil Equivalents [Member] | Proved Developed Reserves [Member]
Beginning | Boe	1,867,041	3,048,261
Revisions of previous estimates | Boe	(920,691)	(846,264)
Production | Boe	(66,578)	(133,690)
Ending | Boe	879,874	1,867,041
Oil Equivalents [Member] | Proved Undeveloped Reserve [Member]
Beginning | Boe	707,819	1,351,919
Revisions of previous estimates | Boe	100	(628,370)
Production | Boe	0	0
Ending | Boe	707,820	707,819